ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO



SEMI-ANNUAL REPORT
MAY 31, 2002



STATEMENT OF NET ASSETS
May 31, 2002 (unaudited)

                       Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________


Principal
 Amount
 (000)   Security(a)                                Yield              Value
-------------------------------------------------------------------------------
         MUNICIPAL BONDS-80.9%
         ALABAMA-1.9%
         Decatur IDB
         (Amoco Chemical Co. Project)
         Series 01 AMT
$   500  11/01/35 (b)                                 1.70%       $    500,000
         Montgomery IDB (Alcool, Inc. Project)
         Series 99 AMT
  1,050  2/01/07 (b)                                  1.60           1,050,000
                                                                  ------------
                                                                     1,550,000

         ARKANSAS-3.2%
         Arkansas Development Finance
         Authority IDR
         (Riceland Foods, Inc. Project)
         Series 99B AMT
  2,000  11/01/10 (b)                                 1.70           2,000,000
         Union County SWDR
         (Del-Tin Fiber Project)
         Series 97B AMT
    600  10/01/27 (b)                                 1.55             600,000
                                                                  ------------
                                                                     2,600,000

         DELAWARE-1.2%
         Delaware EDA IDR
         (Delaware Clean Power Project)
         Motiva Enterprises
         Series 97A AMT
  1,000  8/01/29 (b)                                  1.60           1,000,000

         DISTRICT OF COLUMBIA-1.2%
         District of Columbia GO
         (Multimodal)
         Series 00B FSA
  1,000  6/01/30 (b)                                  1.45           1,000,000

         ILLINOIS-13.0%
         City of Chicago
         (J.M.B. Moesle LLC Project)
         Series 01 AMT
  2,050  1/01/31 (b)                                  1.65           2,050,000
         East Moline IDR
         (Elliott Aviation)
         Series 99 AMT
  1,200  12/01/19 (b)                                 1.55           1,200,000
         Illinois Development Finance
         Authority IDR
         (Trim-Rite Food Corp. Project)
         Series 00 AMT
    850  12/01/25 (b)                                 1.65             850,000
         Illinois Development Finance
         Authority MFHR
         (Butterfield Creek Association)
         Series 99 AMT
    750  4/01/39 (b)                                  1.65             750,000
         Illinois HDA MFHR
         (Sterling Towers Project)
         Series 01 AMT
  3,150  10/01/35 (b)                                 1.60           3,150,000
         Upper River Valley Development
         Authority IDR
         (Tri-Con Materials, Inc. Project)
         Series 01 AMT
  1,330  6/01/21 (b)                                  1.65           1,330,000
         Will County PCR
         (Amoco Chemical Co.Project)
         Series 98 AMT
  1,300  3/01/28 (b)                                  1.70           1,300,000
                                                                  ------------
                                                                    10,630,000

         INDIANA-3.0%
         Indiana Health Facility
         (Ascension Health) Series 99B
    800  11/15/39 (b)                                 1.45             800,000
         Warrick County MFHR
         (Village Community Partners)
         Series 01 AMT
    600  10/01/34 (b)                                 1.55             600,000
         Whiting SWDR IDR
         (Amoco Oil Co.) Series 96 AMT
  1,000  1/01/26 (b)                                  1.70           1,000,000
                                                                  ------------
                                                                     2,400,000


1


STATEMENT OF NET ASSETS
(continued)            Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

Principal
 Amount
 (000)   Security(a)                                Yield              Value
-------------------------------------------------------------------------------
         KANSAS-5.8%
         Colwich IDR
         (Epco Carbondioxide Products)
         Series 99 AMT
$ 1,725  8/01/14 (b)                                  1.60%      $   1,725,000
         Kansas Development Finance
         Authority MFHR
         (Summit Woods Apartments Project)
         Series 02G-I AMT
  3,000  4/15/35 (b)                                  1.60           3,000,000
                                                                  ------------
                                                                     4,725,000

         MASSACHUSETTS-1.0%
         Massachusetts Industrial
         Finance Agency IDR (Techprint, Inc.)
         Series 97 AMT
    782  6/01/17 (b)                                  1.55             782,000

         MISSISSIPPI-10.4%
         Mississippi Business Financial
         Corp. IDR
         (Epco Carbondioxide Products)
         Series 02 AMT
  3,750  3/01/17 (b)                                  1.60           3,750,000
         (Producers Feed Co. Project)
         Series 01 AMT
  4,000  6/01/12 (b)                                  1.60           4,000,000
         Mississippi Home Corp. MFHR
         (Summer Park Apartments)
         Series 99D-2 AMT
    750  10/01/29 (b)                                 1.60             750,000
                                                                  ------------
                                                                     8,500,000

         NEVADA-4.6%
         Nevada Housing Development MFHR
         (Parkway Plaza Apartments)
         Series 02A AMT
  3,755  4/15/35 (b)                                  1.55           3,755,000

         OHIO-1.0%
         Franklin County
         MFHR
         (Hanover Ridge Apartments)
         Series 00 AMT
    800  12/15/30 (b)                                 1.60             800,000

         SOUTH CAROLINA-2.2%
         Berkeley County IDR
         (Amoco Chemical Co. Project)
         Series 97 AMT
    500  4/01/27 (b)                                  1.70             500,000
         Florence County SWDR PCR
         (Roche Carolina, Inc. Project)
         Series 98 AMT
  1,300  4/01/28 (b)                                  1.70           1,300,000
                                                                  ------------
                                                                     1,800,000

         TENNESSEE-5.3%
         Blount County IDB
         (Advanced Crystal Technology, Inc.)
         Series 88 AMT
    700  8/01/08 (b)                                  1.65             700,000
         Volunteer State Student Funding Corp.
         (Student Loan Revenue)
         Series 88 AMT
  3,600  12/01/23 (b)                                 1.45           3,600,000
                                                                  ------------
                                                                     4,300,000

         TEXAS-13.6%
         Brazos River Harbor Navigation
         District
         (Merey Sweeney Project)
         Series 00A AMT
  1,100  4/01/20 (b)                                  1.70           1,100,000
         Calhoun County IDR
         (Formosa Plastics Corp.)
         Series 94 AMT
  3,000  11/01/15 (b)                                 1.50           3,000,000
         Gulf Coast Industrial Disposable
         Authority
         (CITGO Petroleum Corp. Project)
         Series 01 AMT
  2,000  3/01/31 (b)                                  1.70           2,000,000


2


                       Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

Principal
 Amount
 (000)   Security(a)                                Yield              Value
-------------------------------------------------------------------------------
         Gulf Coast Waste Disposable
         Authority PCR
         (Exxon Project) Series 95
$ 1,000  6/01/20 (b)                                  1.60%       $  1,000,000
         Lower Neches Valley Industrial
         Development Corp.
         (Exxon Mobil Corp.)
         Series 01B AMT
    700  11/01/29 (b)                                 1.65             700,000
         Panhandle-Plains Texas Higher
         Education, Inc.
         (Student Loan Revenue)
         Series 91B AMT
  3,300  6/01/21 (b)                                  1.45           3,300,000
                                                                  ------------
                                                                    11,100,000

         UTAH-0.6%
         Clinton City MFHR
         (County Pines Phase II)
         Series 97 AMT
    495  8/01/19 (b)                                  1.55             495,000

         VIRGINIA-3.7%
         Henrico County EDA
         (White Oak Semiconductor)
         Series 00 AMT
  3,000  10/01/27 (b)                                 1.55           3,000,000

         WASHINGTON-4.1%
         Olympia EDA
         (Spring Air Northwest Project)
         Series 98 AMT
  1,200  11/01/23 (b)                                 1.65           1,200,000
         Pierce County EDA
         (Truss Co.) Series 95 AMT
    400  1/01/20 (b)                                  1.65             400,000
         Port of Vancouver
         (United Grain Corp. Project)
         Series 92 AMT
    600  12/01/10 (b)                                 1.60             600,000
         Washington Housing Finance
         Commission MFHR
         (Summerglen Apartment Project)
         Series 95 AMT
  1,145  11/01/25 (b)                                 1.65           1,145,000
                                                                  ------------
                                                                     3,345,000

         WISCONSIN-5.1%
         Franklin IDR
         (Nowakowski Inc. Project)
         Series 98 AMT
  1,450  12/01/18 (b)                                 1.55           1,450,000
         Kenosha IDR
         (Leblanc Corp. Project)
         Series 98A AMT
  1,500  12/01/18 (b)                                 1.55           1,500,000
         River Falls IDA
         (M & O Properties, LLC Project)
         Series 00A AMT
  1,240  10/01/20 (b)                                 1.55           1,240,000
                                                                  ------------
                                                                     4,190,000
                                                                  ------------
         Total Municipal Bonds
         (amortized cost $65,972,000)                               65,972,000

         COMMERCIAL PAPER-15.9%
         COLORADO-2.7%
         Denver Airport System
         (Subordinate Revenue Bonds)
         Series 00A AMT
  1,200  6/07/02                                      1.60           1,200,000
  1,000  6/10/02                                      1.68           1,000,000
                                                                  ------------
                                                                     2,200,000

         DISTRICT OF COLUMBIA-2.4%
         District of Columbia
         (American National Red Cross)
         Series 00
  2,000  6/14/02                                      1.62           2,000,000


      3


STATEMENT OF NET ASSETS
(continued)            Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

Principal
 Amount
  (000)  Security(a)                                 Yield             Value
-------------------------------------------------------------------------------

         INDIANA-3.7%
         Indianapolis Airport Authority
         (Subordinate CP Notes)
         Series 99
$ 3,000  6/03/02                                      1.68%       $  3,000,000

         TEXAS-2.8%
         Austin Combined Utility System
         (Travis A. Williamson Community)
         Series A
  2,304  6/12/02                                      1.65           2,304,000

         WASHINGTON-4.3%
         Port of Seattle
         (Sub Lien Revenue Note)
         Series 02A AMT
  3,500  6/11/02                                      1.70           3,500,000
         Total Commercial Paper
         (amortized cost $13,004,000)                               13,004,000

         TOTAL INVESTMENTS-96.8%
         (amortized cost $78,976,000)                               78,976,000
         Other assets less liabilities-3.2%                          2,582,503
                                                                  ------------
         NET ASSETS-100%
         (offering and redemption price of
         $1.00 per share; 81,558,399
         shares outstanding)                                     $  81,558,503


See Footnotes and Glossary of Terms on Page 10.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
May 31, 2002 (unaudited)           Alliance Money Market Fund - Prime Portfolio
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         COMMERCIAL PAPER-59.3%
         Australian Wheat Board Finance Ltd.
$10,000  6/24/02 (c)                                  1.81%      $   9,989,442
         Caisse Centrale Dejardins
 17,800  7/08/02                                      1.85          17,767,985
         CBA Finance Inc. (Delaware)
 14,000  6/03/02                                      1.78          14,000,000
         Colgate-Palmolive Co.
 17,100  6/17/02                                      1.75          17,088,362
         Corporate Receivables Corp.
 16,000  6/07/02 (c)                                  1.83          15,996,747
         Danske Bank
 18,000  6/25/02                                      1.95          17,978,550
         Den Norske Bank
 18,000  6/20/02                                      1.93          17,983,595
         Depfa Bank Europe Plc
 18,000  6/04/02                                      1.97          17,999,015
         Eksportfinans ASA
 46,000  6/20/02                                      1.93          45,958,076
         Falcon Asset SEC Corp.
 17,500  6/17/02 (c)                                  1.79          17,487,886
         Fortis Funding, Inc.
 17,000  7/23/02 (c)                                  1.76          16,958,444
         General Re Corp.
 60,000  6/26/02                                      1.93          59,926,017
         J.P. Morgan Chase & Co.
 22,000  6/10/02 (c)                                  1.90          21,991,872
         Koch Industries, Inc.
 18,000  6/03/02 (c)                                  1.80          18,000,000
         Lexington Parker Capital CP
 18,000  6/06/02 (c)                                  1.85          17,997,225
         Market Street Funding Corp.
 17,000  6/13/02 (c)                                  1.80          16,991,500
         Merck & Co., Inc.
 55,000  6/03/02 (c)                                  1.80          55,000,000
         MetLife Funding, Inc.
 18,000  6/25/02                                      1.77          17,980,530
         Montauk Funding Corp.
 20,000  6/17/02                                      1.85          19,985,611
         Morgan Stanley Dean Witter & Co.
 18,000  6/26/02                                      1.94          17,977,690
         National Citi Corp.
 15,000  6/24/02                                      1.78          14,984,425
         Procter & Gamble Co.
 17,000  6/11/02                                      1.75          16,993,389
 17,000  6/10/02                                      1.77          16,994,149
         Prudential Plc
  4,500  6/17/02                                      1.76           4,496,920
         Sheffield Receivables Co.
 30,000  6/24/02 (c)                                  1.78          29,968,850
 24,970  6/28/02 (c)                                  1.80          24,938,788
         Svenska Handelsbank, Inc.
 18,000  6/26/02                                      1.93          17,977,805
         Tasmanian Public Finance Corp.
 18,000  6/26/02 (c)                                  1.93          17,977,805
         UBS Finance (Delaware), Inc.
 21,000  6/03/02                                      1.81          21,000,000
         Verizon Global Funding Corp.
 18,000  7/12/02                                      2.03          17,960,610
         ZCM Matched Funding Corp.
 25,000  6/10/02                                      1.93          24,990,667
                                                                  ------------
         Total Commercial Paper
         (amortized cost $663,341,955)                             663,341,955

         CERTIFICATES OF DEPOSIT-26.3%
         Bank of Nova Scotia
 17,000  1.75%, 7/23/02                               1.75          17,000,000
         Bank of Scotland
 17,000  1.76%, 7/23/02                               1.75          17,000,235
         Credit Suisse First Boston, Inc.
 22,000  2.15%, 8/27/02 (c)                           2.15          22,000,000
         Deutsche Bank
 20,000  1.79%, 7/24/02                               1.79          20,000,000
         Dexia CLF Finance Co.
 18,000  1.935%, 6/27/02 (c)                          1.93          18,000,060
         Harris Trust & Savings Bank
 17,000  1.79%, 6/24/02                               1.79          17,000,000
         Intessa (Cariplo)
 18,000  1.83%, 6/05/02                               1.82          18,000,010


5


STATEMENT OF NET ASSETS
(continued)                        Alliance Money Market Fund - Prime Portfolio
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         KBC (Kredietbank-Cera) Bank
$17,000  1.75%, 7/23/02                               1.74%      $  17,000,236
         Landesbank Baden-Wurttemberg
 10,000  1.79%, 6/03/02                               1.79          10,000,000
         LaSalle National Bank North America
 22,000  2.12%, 8/26/02                               2.12          22,000,000
         Lloyds Bank
 22,000  1.81%, 6/05/02                               1.81          22,000,000
 10,000  1.94%, 6/27/02                               1.94          10,000,000
         Natexis Banque
 18,000  1.95%, 6/28/02                               1.94          18,000,124
         San Paolo IMI
 18,000  1.94%, 6/28/02                               1.93          18,000,124
         Southtrust Bank
 18,000  1.92%, 6/28/02                               1.92          18,000,000
         Toronto Dominion Bank
 22,000  1.93%, 6/28/02                               1.93          22,000,000
         US Bank NA
  8,000  1.77%, 6/28/02                               1.77           8,000,000
                                                                  ------------
         Total Certificates of Deposit
         (amortized cost $294,000,789)                             294,000,789

         U.S. GOVERNMENT AGENCIES-14.8%
         Federal Farm Credit Bank
 75,000  1.80%, 6/03/02                               1.78          75,000,000
 66,000  1.80%, 8/01/02                               1.80          66,000,000
         Federal Home Loan Mortgage Corp.
 25,000  6/04/02                                      1.70          24,998,819
                                                                  ------------
         Total U.S. Government Agencies
         (amortized cost $165,998,819)                             165,998,819

         TOTAL INVESTMENTS-100.4%
         (amortized cost $1,123,341,563)                         1,123,341,563
         Other assets less liabilities-(0.4%)                       (5,064,630)
                                                                  ------------

         NET ASSETS-100%
         (offering and redemption price of
         $1.00 per share; 1,118,271,861
         shares outstanding)                                    $1,118,276,933


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


6


STATEMENT OF NET ASSETS
May 31, 2002 (unaudited)      Alliance Money Market Fund - Government Portfolio
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         REPURCHASE AGREEMENTS-69.1%
         Abn Amro Securities, Inc.
$   700  1.77%, dated 5/20/02 due 6/03/02
         in the amount of $700,482
         (cost $700,000;
         collateralized by $681,000;
         U.S. Treasury Bonds and
         U.S. Treasury Notes;
         .75% to 8.375% 10/31/02-2/15/27
         value $714,818) (d)                          1.77%       $    700,000
         Abn Amro Securities, Inc.
  3,000  1.79%, dated 5/31/02 due 6/07/02
         in the amount of $3,001,044
         (cost $3,000,000;
         collateralized by $2,901,000 FNMA;
         6.00%, 5/15/08 value $3,060,870) (d)          1.79          3,000,000
         Barclays DeZoete Wedd Securities, Inc.
  3,600  1.79%, dated 5/31/02 due 6/03/02
         in the amount of $3,600,537
         (cost $3,600,000;
         collateralized by $3,590,000;
         5.125%, 7/02/04 value $3,675,125) (d)         1.79          3,600,000
         Bank of America
  3,600  1.83%, dated 5/31/02 due 6/03/02
         in the amount of $3,600,549
         (cost $3,600,000;
         collateralized by $7,525,772 FNMA;
         6.50%, 7/01/13 value $3,672,000) (d)         1.83           3,600,000
         Credit Suisse First Boston
  1,200  1.77%, dated 5/17/02 due 6/24/02
         in the amount of $1,202,242
         (cost $1,200,000;
         collateralized by $1,380,000 FGLMC;
         8.50%, 8/01/31 value $1,227,443)             1.77           1,200,000
         Credit Suisse First Boston
  1,200  1.77%, dated 5/17/02 due 6/28/02
         in the amount of $1,202,478
         (cost $1,200,000;
         collateralized by $1,380,000 FGLMC;
         8.50%, 8/01/31 value $1,227,443)             1.77           1,200,000
         Credit Suisse First Boston
  1,300  1.83%, dated 5/30/02 due 6/06/02
         in the amount of $1,300,463
         (cost $1,300,000;
         collateralized by $1,305,000 FGLMC;
         6.50%, 3/01/32 value $1,330,357) (d)         1.83           1,300,000
         Deutsche Banc
  1,200  1.77%, dated 5/31/02 due 6/11/02
         in the amount of $1,200,649
         (cost $1,200,000;
         collateralized by $1,192,000 FNMA;
         5.25%, 1/15/09 value $1,224,079)             1.77           1,200,000
         Deutsche Banc
  1,200  1.77%, dated 5/31/02 due 6/24/02
         in the amount of $1,201,416
         (cost $1,200,000;
         collateralized by $1,192,000 FNMA;
         5.25%, 1/15/09 value $1,224,079)             1.77           1,200,000


7


STATEMENT OF NET ASSETS
(continued)                   Alliance Money Market Fund - Government Portfolio
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         Deutsche Banc
$ 1,200  1.77%, dated 5/31/02 due 6/28/02
         in the amount of $1,201,652
         (cost $1,200,000;
         collateralized by $1,192,000 FNMA;
         5.25%, 1/15/09 value $1,224,078)             1.77%      $   1,200,000
         Fuji Securities, Inc.
  1,200  1.78%, dated 5/16/02 due 6/17/02
         in the amount of $1,201,899
         (cost $1,200,000;
         collateralized by $1,158,000
         U.S. Treasury Note;
         5.625%, 5/15/08 value $1,224,522)            1.78           1,200,000
         Fuji Securities, Inc.
  1,200  1.78%, dated 5/16/02 due 6/18/02
         in the amount of $1,201,958
         (cost $1,200,000;
         collateralized by $1,158,000
         U.S. Treasury Note;
         5.625%, 5/15/08 value $1,224,522)            1.78           1,200,000
         Fuji Securities, Inc.
  1,200  1.78%, dated 5/16/02 due 6/21/02
         in the amount of $1,202,136
         (cost $1,200,000;
         collateralized by $1,224,000
         U.S. Treasury Note;
         5.00%, 2/15/11 value $1,224,429)             1.78           1,200,000
         Goldman Sachs & Company
  3,700  1.77%, dated 5/17/02 due 6/25/02
         in the amount of $3,707,095
         (cost $3,700,000;
         collateralized by $4,700,751 FNMA;
         6.00%, 5/01/16 value $3,774,001)             1.77           3,700,000
         Greenwich Securities, Inc.
  3,600  1.72%, dated 5/22/02 due 6/04/02
         in the amount of $3,602,236
         (cost $3,600,000;
         collateralized by $4,112,507 FGLMC;
         8.00%, 5/01/31-11/01/31
         value $3,674,748) (d)                        1.72           3,600,000
         Lehman Brothers, Inc.
  1,000  1.76%, dated 5/09/02 due 6/10/02
         in the amount of $1,001,564
         (cost $1,000,000;
         collateralized by $995,000 FHLMC;
         5.751%, 4/01/32 value $1,021,173)            1.76           1,000,000
         Lehman Brothers, Inc.
  1,000  1.77%, dated 5/17/02 due 6/27/02
         in the amount of $1,002,016
         (cost $1,000,000;
         collateralized by $1,010,000 FHLMC;
         6.25%, 7/15/32 value $1,020,596)             1.77           1,000,000
         Lehman Brothers, Inc.
  1,700  1.82%, dated 5/30/02 due 6/06/02
         in the amount of $1,700,602
         (cost $1,700,000;
         collateralized by $1,770,000 FHLMC;
         5.272%, 2/01/32 value $1,737,115) (d)        1.82           1,700,000
         Morgan Stanley Dean Witter
  2,500  1.77%, dated 5/08/02 due 6/07/02
         in the amount of $2,503,687
         (cost $2,500,000;
         collateralized by $2,649,000 FHLMC;
         5.00%, 1/01/17 value $2,552,416) (d)         1.77           2,500,000


8


                              Alliance Money Market Fund - Government Portfolio
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         Morgan Stanley Dean Witter
$ 1,200  1.83%, dated 5/30/02 due 6/06/02
         in the amount of $1,200,427
         (cost $1,200,000;
         collateralized by $1,231,000 FHLMC;
         5.50%, 4/01/17 value $1,224,409) (d)         1.83%      $   1,200,000
         Paribas Corp.
  1,200  1.74%, dated 5/22/02 due 6/17/02
         in the amount of $1,201,508
         (cost $1,200,000;
         collateralized by $1,100,000 FNMA;
         7.25%, 1/15/10 value $1,261,618)             1.74           1,200,000
         Paribas Corp.
  1,200  1.74%, dated 5/22/02 due 6/19/02
         in the amount of $1,201,624
         (cost $1,200,000;
         collateralized by $1,100,000 FNMA;
         7.25%, 1/15/10 value $1,261,618)             1.74           1,200,000
         Paribas Corp.
  1,200  1.74%, dated 5/22/02 due 6/21/02
         in the amount of $1,201,740
         (cost $1,200,000;
         collateralized by $1,100,000 FNMA;
         7.25%, 1/15/10 value $1,261,618)             1.74           1,200,000
         Prudential Securities, Inc.
  3,600  1.75%, dated 5/22/02 due 6/20/02
         in the amount of $3,605,075
         (cost $3,448,080;
         collateralized by $3,084,000
         U.S. Treasury Bonds and
         U.S. Treasury Notes, 5.75% to 11.625%,
         due 8/15/03-11/15/04, value $3,672,034)      1.75           3,600,000
         Salomon Smith Barney
  2,500  1.78%, dated 5/08/02 due 7/08/02
         in the amount of $2,507,540
         (cost $2,500,000;
         collateralized by $1,418,105 FNMA;
         6.00%-6.50%,4/01/16-4/01/32
         $1,723,786 FHLMC;
         5.50%-6.00%,4/01/14-8/01/16
         value $2,550,429)                            1.78           2,500,000
         Salomon Smith Barney
  1,200  1.80%, dated 5/30/02 due 6/06/02
         in the amount of $1,200,420
         (cost $1,200,000;
         collateralized by $680,691 FNMA;
         6.00%-6.50%,4/1/16-4/1/32
         $827,286 FHLMC;
         5.50%-6.00%4/01/14-8/01/16
         value $1,224,070) (d)                        1.80           1,200,000
         UBS Warburg LLC
  3,600  1.72%, dated 5/22/02 due 6/05/02
         in the amount of $3,602,408
         (cost $3,600,000;
         collateralized by $26,405,000 FHLMC;
         Zero coupon, 2/11/27
         value $3,672,407) (d)                        1.72           3,600,000
                                                                  ------------
         Total Repurchase Agreements
         (amortized cost $51,000,000)                               51,000,000

         U.S. GOVERNMENT AGENCIES-31.4%
         STUDENT LOAN MARKETING ASSOCIATION-28.0%
 20,700  6/03/02                                      1.78          20,700,000


9


STATEMENT OF NET ASSETS
(continued)                                          Alliance Money Market Fund
_______________________________________________________________________________

Principal
  Amount
  (000)  Security (a)                                Yield               Value
-------------------------------------------------------------------------------
         FEDERAL NATIONAL MORTGAGE ASSOCIATION-3.4%
$ 2,500  6/12/02                                      1.86%      $   2,498,838
                                                                  ------------
         Total U.S. Government Agencies
         (amortized cost $23,198,838)                               23,198,838

         TOTAL INVESTMENTS-100.5%
         (amortized cost $74,198,838)                               74,198,838
         Other assets less liabilities-(0.5%)                         (338,999)
                                                                  ------------

         NET ASSETS-100%
         (offering and redemption price of
         $1.00 per share; 73,860,030 shares
         outstanding                                             $ 73,859,839


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At May 31, 2002, these securities amounted to $303,298,619 representing 27.1% of net assets in the Prime Portfolio.

(d)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:
     AMT       Alternative Minimum Tax
     EDA       Economic Development Authority
     FGLMC     Federal Gold Loan Mortgage Corporation
     FHLMC     Federal Home Loan Mortgage Corporation
     FNMA      Federal National Mortgage Association
     FSA       Financial Security Assurance, Inc.
     GO        General Obligation
     HDA       Housing Development Agency
     IDA       Industrial Development Agency/Authority
     IDB       Industrial Development Bonds
     IDR       Industrial Development Revenue
     MFHR      Multi-Family Housing Revenue
     PCR       Pollution Control Revenue
     SWDR      Solid Waste Disposal Revenue

     See notes to financial statements.


10

STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)            Alliance Money Market Fund
_______________________________________________________________________________

                                         GENERAL
                                        MUNICIPAL       PRIME        GOVERNMENT
                                        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                        ----------   -----------     ----------
INVESTMENT INCOME
Interest                                 $683,963    $11,527,357       $735,314

EXPENSES
  Advisory fee (Note B)                   228,926      3,122,027        202,065
  Distribution assistance (Note C)        206,032      2,809,824        181,858
  Custodian fees                           56,280        134,679         73,555
  Administrative fee (Note C)              22,893        312,202         20,207
  Trustees' fees                           11,800         13,200         14,200
  Registration fees                         9,819          8,587          4,165
  Audit and legal fees                      8,933         35,871          6,690
  Printing                                  8,401        116,722          8,540
  Miscellaneous                             4,262         26,807          4,409
  Total expenses                          557,346      6,579,919        515,689
  Less:  fee waiver and reimbursement     (99,495)      (335,866)      (111,559)
  Net expenses                            457,851      6,244,053        404,130
  Net investment income                   226,112      5,283,304        331,184

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
    transactions                               -0-           111             41

NET INCREASE IN NET ASSETS FROM
OPERATIONS                               $226,112    $ 5,283,715       $331,225


See notes to financial statements.


11


STATEMENTS OF CHANGES IN NET ASSETS                  Alliance Money Market Fund
_______________________________________________________________________________

                                        GENERAL
                                        MUNICIPAL                     PRIME                       GOVERNMENT
                                        PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                               ------------------------   -----------------------------   ---------------------------
                                Six Months                   Six Months                    Six Months
                                  Ended      Year Ended         Ended       Year Ended       Ended         Year Ended
                               May 31, 2002   November 30,   May 31, 2002   November 30,   May 31, 2002    November 30,
                               (unaudited)       2001        (unaudited)       2001        (unaudited)        2001
                              ------------- --------------- -------------- -------------- --------------- ------------
INCREASE IN NET
ASSETS FROM OPERATIONS
  Net investment income        $   226,112     $1,998,825   $   5,283,304 $    49,472,664    $   331,184    $ 3,046,997
  Net realized gain on
  investmen transactions                -0-            -0-            111           7,436             41          5,034
  Net increase in net assets
  from operations                  226,112      1,998,825       5,283,415      49,480,100        331,225      3,052,031
DIVIDENDS TO
SHAREHOLDERS FROM:
  Net inves                       (226,112)    (1,998,825)     (5,283,304)    (49,472,664)      (331,184)    (3,046,997)
TRANSACTIONS IN
SHARES OF BENEFICIAL
INTEREST (Note E)
  Net increase (decrease)       (8,495,285)    10,461,864    (183,686,578)     23,746,866    (11,195,124)     6,740,650
  Total increase (decrease)     (8,495,285)    10,461,864    (183,686,467)     23,754,302    (11,195,083)     6,745,684
NET ASSETS
  Beginning of period           90,053,788     79,591,924   1,301,963,400   1,278,209,098     85,054,922     78,309,238
  End of period                $81,558,503    $90,053,788  $1,118,276,933  $1,301,963,400    $73,859,839    $85,054,922


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)                             Alliance Money Market Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Valuation of Securities
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Taxes
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realizedgains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended May 31, 2002 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the six months ended May31, 2002 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $99,369, $333,360 and $111,512, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


13


NOTES TO FINANCIAL STATEMENTS
(continued)                                          Alliance Money Market Fund
_______________________________________________________________________________

NOTE C: Distribution Services Agreement and Administration Agreement
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwisepromoting the sale of shares of the Portfolios. For the six months ended May 31, 2002, the General MunicipalPortfolio, Prime Portfolio and Government Portfolio, paid fees of $206,032, $2,809,824 and $181,858, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under theAdministration Agreement. For the six months ended May 31, 2002, the General Municipal Portfolio incurredfees of $22,893 of which $126 were waived, the Prime Portfolio incurred fees of $312,202 of which $2,506 were waived and the Government Portfolio incurred fees of $20,207 of which $47 were waived.

NOTE D: Investment Transactions
At May 31, 2002, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 2001, the Government Portfolio had a capital loss carryforward of $232 expiring in the year 2007 and the General Municipal Portfolio and the Prime Portfolio had accumulated realized gains of $104 and $4,961, respectively.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At May 31, 2002, capital paid-in aggregated $81,558,399, $1,118,271,861 and $73,860,030 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                        GENERAL
                                        MUNICIPAL                     PRIME                       GOVERNMENT
                                        PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                               ------------------------   -----------------------------   ---------------------------
                                Six Months                   Six Months                    Six Months
                                  Ended      Year Ended         Ended       Year Ended       Ended         Year Ended
                               May 31, 2002   November 30,   May 31, 2002   November 30,   May 31, 2002    November 30,
                               (unaudited)       2001        (unaudited)       2001        (unaudited)        2001
                              ------------- --------------- -------------- -------------- --------------- ------------
Shares sold                     76,169,036    128,374,852    1,419,433,847    870,145,894     86,734,558     64,286,552
Shares issued on
  reinvestments of
  dividends                        226,112      1,998,825        5,283,304     49,472,664        331,184      3,046,997
Shares redeemed                (84,890,433)  (119,911,813)  (1,608,403,729)  (895,871,692)   (98,260,866)   (60,592,899)
Net increase (decrease)         (8,495,285)    10,461,864     (183,686,578)    23,746,866    (11,195,124)     6,740,650


NOTE F: Subsequent Events
On July 24, 2002, the Trustees of the Fund considered and approved resolutions necessary to effectuate the termination of the Fund, effective as soon as reasonably practicable following the final distribution to shareholders scheduled for July 29, 2002. Following such final distribution, the Fund will cease its business as an investment company and will not engage in any business activities except for the purpose of winding up business and affairs.

14


FINANCIAL HIGHLIGHTS                                 Alliance Money Market Fund
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   GENERAL MUNICIPAL PORTFOLIO
                                           ---------------------------------------------------------------------------
                                            Six Months
                                               Ended                      Year Ended November 30,
                                           May 31, 2002 --------------------------------------------------------------
                                           (unaudited)      2001         2000         1999         1998         1997
                                           -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income from Investment Operations
Net investment income (a)                       .003         .021         .032         .024         .027         .029

Less: Dividends
Dividends from net investment income           (.003)       (.021)       (.032)       (.024)       (.027)       (.029)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based on
  net asset value (b)                           0.25%        2.10%        3.27%        2.42%        2.76%        2.92%

Ratios/Supplemental Data
Net assets, end of period (in millions)        $  82        $  90        $  80        $  64        $  44         $137
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers
    and reimbursements                          1.22%(c)     1.16%        1.32%        1.37%        1.17%        1.21%
  Net investment income (a)                      .49%(c)     2.04%        3.22%        2.40%        2.74%        2.87%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                     Alliance Money Market Fund
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         PRIME PORTFOLIO
                                          -----------------------------------------------------------------------------
                                           Six Months
                                              Ended                      Year Ended November 30,
                                           May 31, 2002 ---------------------------------------------------------------
                                           (unaudited)       2001         2000         1999         1998         1997
                                           -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income from Investment Operations
Net investment income (a)                       .004         .035         .054         .042         .047         .046

Less: Dividends
Dividends from net investment income           (.004)       (.035)       (.054)       (.042)       (.047)       (.046)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based
  on net asset value (b                         0.42%        3.55%        5.54%        4.31%        4.77%        4.75%

Ratios/Supplemental Data
Net assets, end of period (in millions)       $1,118       $1,302       $1,278       $1,091         $682       $3,298
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers
    and reimbursements                          1.05%(c)     1.04%        1.05%        1.11%        1.06%        1.06%
  Net investment income (a)                      .85%(c)     3.50%        5.41%        4.24%        4.69%        4.65%


See footnote summary on page 17.


16


                                                     Alliance Money Market Fund
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      GOVERNMENT PORTFOLIO
                                          ----------------------------------------------------------------------------
                                          Six Months
                                             Ended                        Year Ended November 30,
                                          May 31, 2002  --------------------------------------------------------------
                                           (unaudited)      2001         2000         1999         1998         1997
                                           -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income from Investment Operations
Net investment income (a)                       .004         .035         .053         .041         .046         .045

Less: Dividends
Dividends from net investment income           (.004)       (.035)       (.053)       (.041)       (.046)       (.045)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based
  on net asset value (b)                        0.41%        3.54%        5.40%        4.23%        4.67%        4.64%

Ratios/Supplemental Data
Net assets, end of period (in millions)        $  74        $  85        $  78        $  76        $  42         $124
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements                         1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers
     and reimbursements                         1.28%(c)     1.19%        1.26%        1.34%        1.14%        1.25%
Net investment income (a)                        .82%(c)     3.48%        5.26%        4.17%        4.60%        4.54%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


17


                                                     Alliance Money Market Fund
_______________________________________________________________________________

Alliance Money Market Fund
Alliance Money Market Fund
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1-(800) 221-5672

CUSTODIAN
Bank of New York
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


18


Alliance Money Market Fund
1345 Avenue of the Americas, New York, NY10105


ALLIANCE CAPITAL

Distribution of this report other than to shareholders mustbe preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

R These registered service marks used under license from the owner, Alliance Capital Management L.P.

MONMKTSR0502